Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Schedule of debt outstanding

		September 30, 2025	December 31, 2024
Feelux Bonds	Short-term debt, net, related parties	$—	$10,000,000
Car-Tcellkor Loan	Short-term debt, net, related parties	—	800,000
Ewon Loan	Short-term debt, net, related parties	—	2,000,000
Valetudo Loan	Short-term debt, net, related parties	—	700,000
Valetudo June 2023 Loans	Short-term debt, net, related parties	200,000	500,000
Valetudo July 2023 Loan	Short-term debt, net, related parties	250,000	250,000
Valetudo August 2023 Loans	Short-term debt, net, related parties	—	400,000
Ewon September 2023 Loan	Short-term debt, net, related parties	—	200,000
Valetudo November 2023 Loan	Short-term debt, net, related parties	—	200,000
Ewon December 2023 Loan	Short-term debt, net, related parties	—	1,000,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	—	750,000
Prophase February 2024 Loan	Short-term debt, net, related parties	31,500	200,000
Prophase March 2024 Loan	Short-term debt, net, related parties	250,000	250,000
Prophase April 2024 Loan	Short-term debt, net, related parties	—	250,000
Prophase May 2024 Loans	Short-term debt, net, related parties	240,000	790,000
Prophase July 2024 Loans	Short-term debt, net, related parties	83,000	83,000
Prophase August 2024 Loans	Short-term debt, net, related parties	50,000	50,000
Hana August 2024 Loans	Short-term debt, net, related parties	50,000	850,000
Amantes November 2024 Loans	Short-term debt, net, related parties	150,000	700,000
Amantes January 2025 Loans	Short-term debt, net, related parties	50,000	—
Prophase February 2025 Loan	Short-term debt, net, related parties	81,000	—
Prophase March 2025 Loan	Short-term debt, net, related parties	7,000	—

Short-term debt, related parties		$1,442,500	$19,973,000

Liminatus Pharma, LLC
Short-Term Debt [Line Items]
Schedule of debt outstanding

The Company has the following debt outstanding as of December 31, 2024 and 2023 (in thousands):

		December 31,
		2024	2023
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	—
Prophase February 2024 Loan	Short-term debt, net, related parties	200	—
Prophase March 2024 Loan	Short-term debt, net, related parties	250	—
Prophase April 2024 Loan	Short-term debt, net, related parties	250	—
Prophase May 2024 Loans	Short-term debt, net, related parties	790	—
Prophase July 2024 Loans	Short-term debt, net, related parties	83	—
Prophase August 2024 Loans	Short-term debt, net, related parties	50	—
Hana August 2024 Loans	Short-term debt, net, related parties	850	—
Amantes November 2024 Loans	Short-term debt, net, related parties	700	—

Short-term debt, related parties		$19,973	$16,050